INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	September 30, 2023	September 30, 2022
Land use rights	$4,059,336	$2,313,861
Software	38,836	39,832
License for drug manufacturing	54,825	56,231
Total	4,152,997	2,409,924
Less: accumulated amortization	(729,415)	(682,996)
Intangible assets, net	$3,423,582	$1,726,928

Schedule of estimated future amortization expense for intangible assets

Amortization
Year ending September 30,	expense
2024	$84,507
2025	84,507
2026	84,507
2027	84,119
2028	83,842
Thereafter	3,002,100
$3,423,582